Deferred Income and contract liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accruals and deferred income including contract liabilities [abstract]
Details of Deferred Income and Contract Liabilities

	As of December 31, 2024	As of June 30, 2025

	$ in thousands
Deferred revenues	112,161	113,171
Other deferred income	0	208
Total deferred income and contract liabilities	112,161	113,379